OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
15.	OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:

	September 30,
	2016	2017
	RMB	RMB
Payable for purchase of plant and equipment	79	69
Payable for purchase of construction-in-progress	8,641	5,346
Professional fee payable	9,154	6,741
Salaries and bonus payable	7,841	8,537
Accrued interest	-	390
Other taxes payable	544	303
Deposits from others	7,302	652
Payable for labor union, housing fund and education expenses	785	488
Deferred government subsidies	4,806	4,782
Others	243	3,870
	39,395	31,178